ING VARIABLE PRODUCTS TRUST

ING VP SmallCap Opportunities Portfolio

(“Portfolio”)

Supplement dated December 23, 2008

to the Portfolio’s Class I Prospectus and Class S Prospectus

each dated April 28, 2008 and

Adviser Class (“ADV Class”) Prospectus

dated November 18, 2008

Effective October 1, 2008, James Hasso was added as a co-portfolio manager to the Portfolio.

The Prospectuses are hereby revised as follows:

1.               The section entitled “Management of the Portfolios – Adviser and Sub-Advisers – ING VP SmallCap Opportunities Portfolio” on page 22 of the Class I Prospectus and on page 20 of the Class S Prospectus and the section entitled “Management of the Portfolio –  Adviser and Sub-Adviser – ING VP SmallCap Opportunities Portfolio” on page 9 of the ADV Class Prospectus are hereby deleted in their entirety and replaced with the following:

The following individuals are responsible for the day-to-day management of ING VP SmallCap Opportunities Portfolio:

The Portfolio has been co-managed by James Hasso since October 2008.  Mr. Hasso has been with ING IM since 2006. Prior to joining ING IM, Mr. Hasso had been a senior research analyst with First Investors Corporation from 2004-2006. Prior to that, Mr. Hasso served as a senior research analyst and associate portfolio manager with Valenzuela Capital Partners from 2001-2002.

The Portfolio has been co-managed by Steve Salopek since October 2008 and was solely managed by Mr. Salopek from July 2005 until October 2008.  Prior to joining ING IM in June 2005, Mr. Salopek had been a portfolio manager with Banc One Investment Advisers from 1999-2004.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PRODUCTS TRUST

ING VP SmallCap Opportunities Portfolio

(“Portfolio”)

Supplement dated December 23, 2008

to the Portfolio’s ADV Class, Class I and Class S shares

Statement of Additional Information (“SAI”)

dated April 28, 2008 and
Adviser (“ADV”) Class shares SAI
dated November 18, 2008

Effective October 1, 2008, James Hasso was added as a co-portfolio manager to the Portfolio.

The ADV Class, Class I and Class S shares SAI and ADV Class shares SAI are hereby revised as follows:

1.               The table entitled “Other Accounts Managed” in the section entitled “Portfolio Managers – Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio” beginning on page 60 of the ADV Class, Class I and Class S shares SAI and the table entitled “Other Accounts Managed” in the section entitled “Portfolio Manager” on page 53 of the ADV Class shares SAI, and the table entitled “Portfolio Managers Ownership of Securities” in the section entitled “Portfolio Managers – Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio” on page 62 of the ADV Class, Class I and Class S shares SAI and the table entitled “Portfolio Managers Ownership of Securities” in the section entitled “Portfolio Manager” on page 55 of the ADV Class shares SAI are hereby amended to include the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
James Hasso(1)	2	$715,945,107	0	$0	3	$216,029,965

* There were no accounts for which an advisory fee is based on performance.

(1) The information is as of September 30, 2008.

Portfolio Manager	Dollar Range of Portfolio Shares Owned
James Hasso(1)	$1 – $10,000

(1) The information is as of September 30, 2008.

2.               The fifth sentence of the second paragraph in the section entitled “Portfolio Managers – Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio – Compensation” on page 62 of the ADV Class, Class I and Class S shares SAI is hereby deleted in its entirety and replaced with the following:

Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices such as, Russell Midcap® Growth, Russell 2000® Growth, S&P 500 Financials, S&P 500 Financials, Russell 2000® Growth and Russell Midcap® Growth (for Jeff Bianchi, James Hasso, Robert M. Kloss, Steven L. Rayner, Steve Salopek and Uri Landesman, respectively) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team.

3.     The fifth sentence of the second paragraph in the section entitled “Portfolio Managers – Compensation” on page 54 of the ADV Class shares SAI is hereby deleted in its entirety and replaced with the following:

ING IM has defined indices such as, Russell 2000® Growth, (for James Hasso and Steve Salopek) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE